Equity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Options Outstanding
Options Outstanding shares, Ending	24,101,405
Stock Options [Member]
Options Outstanding
Options Outstanding shares, Beginning	3,108	3,099
Options Outstanding, Options granted	817	468
Options Outstanding, Exercised	(356)	(156)
Options Outstanding, Forfeited	(408)	(303)
Options Outstanding, Replacement awards (Note 21)	536
Options Outstanding shares, Ending	3,697	3,108
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Options granted	1 year 10 months 10 days	1 year 3 months 4 days
Weighted Average Grant Date Fair Value, Replacement awards (Note 21)	1 year 8 months 9 days
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 3.88	$ 3.80
Weighted Average Exercise Price, Options granted	4.06	4.13
Weighted Average Exercise Price, Exercised	2.16	1.99
Weighted Average Exercise Price, Forfeited	5.11	4.38
Weighted Average Exercise Price, Replacement awards (Note 21)	2.64
Weighted Average Exercise Price, Ending	$ 4.05	$ 3.88
Options Exercisable, Beginning	1,965	1,529
Options Exercisable, Options granted
Options Exercisable, Exercised
Options Exercisable, Forfeited
Options Exercisable, Ending	2,833	1,965
Weighted Average Exercise Price Options Exercisable
Weighted Average Exercise Price Options Exercisable, Beginning	$ 3.80	$ 3.85
Weighted Average Exercise Price Options Exercisable, Options granted
Weighted Average Exercise Price Options Exercisable, Exercised
Weighted Average Exercise Price Options Exercisable, Forfeited
Weighted Average Exercise Price Options Exercisable,Ending	$ 4.12	$ 3.80